Postemployment benefit plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	$ 10,981	$ 9,997	$ 10,760
Actual return on plan assets	1,722	1,235	(270)
Foreign currency exchange rates	0	0	0
Company contributions	541	580	212
Participant contributions	0	0	0
Benefits paid	(845)	(831)	(823)
Settlements and termination benefits	(4)	0	0
Acquisitions / other	0	0	118
Fair value of plan assets, end of year	12,395	10,981	9,997
Information about plan asset allocations
Rebalancing of plan assets outside of target allocation (as a percent)	5.00%
U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	60.00%
U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	40.00%
U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, end of year	8	8	8
Non-U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	3,426	2,818	2,880
Actual return on plan assets	535	368	(83)
Foreign currency exchange rates	(41)	47	(1)
Company contributions	303	446	234
Participant contributions	10	9	9
Benefits paid	(254)	(190)	(187)
Settlements and termination benefits	(30)	(72)	(41)
Acquisitions / other	0	0	7
Fair value of plan assets, end of year	3,949	3,426	2,818
Non-U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	59.00%
Non-U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	32.00%
Non-U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, beginning of year	218
Fair value of plan assets, end of year	247		197
Information about plan asset allocations
Target allocation of plan assets (as a percent)	7.00%
Non-U.S. Pension Benefits | Other
Information about plan asset allocations
Target allocation of plan assets (as a percent)	2.00%
Other Postretirement Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	789	814	996
Actual return on plan assets	158	117	(45)
Foreign currency exchange rates	0	0	0
Company contributions	157	204	207
Participant contributions	57	48	44
Benefits paid	(339)	(394)	(388)
Settlements and termination benefits	0	0	0
Acquisitions / other	0	0	0
Fair value of plan assets, end of year	$ 822	$ 789	$ 814
Other Postretirement Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	70.00%
Other Postretirement Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	30.00%